Consolidated and Combined Condensed Statements of Comprehensive Income (Q2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net earnings	$ 203	$ 209	$ 387	$ 434	$ 839	$ 845	$ 861
Other comprehensive income (loss), net of income taxes:
Foreign currency translation adjustments	(29)	7	(65)	28	29	(100)	(88)
Pension and post-retirement plan benefit adjustments					(15)	33	15
Unrealized gain on net investment hedge	3	0	12	0	(14)	0	0
Total other comprehensive income (loss), net of income taxes	(26)	7	(53)	28	0	(67)	(73)
Comprehensive income	$ 177	$ 216	$ 334	$ 462	$ 839	$ 778	$ 788